Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 053
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement	Fair Value Measurement
The Plan measures fair value as required by ASC Subtopic 820-10, “Fair Value Measurement”, which provides a framework for measuring fair value under accounting principles generally accepted in the United States. Under ASC Subtopic 820-10, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.
ASC 820 establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for the fair value measurement are observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources.
Unobservable inputs reflect the Plan’s estimates about assumptions that market participants would use in pricing the asset or liability based on the best information available. The hierarchy is broken down into three levels based on the reliability of inputs as follows:
Level 1 – Unadjusted quoted prices in active markets for identical assets that the Plan has the ability to access at the measurement date. Valuation on these instruments does not necessitate a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.
Level 2 – Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.
Level 3 – Inputs are unobservable and significant to the fair value measurement. Unobservable inputs reflect the Plan’s own judgments about assumptions that market participants would use in pricing the asset or liability.
Following is a description of the Plan’s valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Collective Investment Trust (CIT): The CIT is a pooled investment vehicle maintained exclusively for the collective investment of money from several accounts administered. The CIT is not registered with the Securities and Exchange Commission. The purchase or redemption price of the units is determined at the daily closing NAV price as reported by the fund based on the current market values of the underlying assets of the fund. This CTI is measured at NAV.

Mutual Funds: Valued at the daily closing NAV price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. These securities are classified as Level 2. Investments in mutual funds generally may be redeemed daily.
Pooled Separate Accounts (“PSA”): Valued daily based on the market value of the underlying net assets in each separate account. The majority of the underlying net assets have observable Level 1 and/or 2 quoted pricing inputs which are used to determine the unit value of the PSA which is not publicly quoted. These PSAs are classified as Level 2, except for the Principal U.S. Property SEP Account which is an investment in a real estate fund that measures fair value on a recurring basis based on the NAV of the underlying assets, using the practical expedient. The redemption frequency of each of these PSA is daily, and there are no redemption restrictions. There are no unfunded commitments related to the Plan’s investment in PSAs.
Popular, Inc. Common Stock: Equity securities with quoted market prices obtained from an active exchange market are classified as Level 1.
The preceding methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables set forth by level, within the fair value hierarchy, the Plan’s net assets at fair value as of December 31, 2025 and 2024. Investments measured at net asset value per share as a practical expedient have not been classified in the fair value hierarchy but are presented in order to permit reconciliation of the plan’s assets.

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Measured at NAV	Total
Collective Investment Trust				9,129,628	9,129,628
Mutual Funds	—	57,916,770	—	—	57,916,770
Pooled separate accounts	—	88,705,092	—	933,211	89,638,303
Popular, Inc. Common Stock	14,926,326	—	—	—	14,926,326
Total assets at fair value	$14,926,326	$146,621,862	$—	$10,062,839	$171,611,027

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Measured at NAV	Total
Collective Investment Trust				$8,574,684	$8,574,684
Mutual Funds	$—	$54,092,040	$—		$54,092,040
Pooled separate accounts	—	76,013,409	—	1,199,782	77,213,191
Popular, Inc. Common Stock	11,829,920	—	—	—	11,829,920
Total assets at fair value	$11,829,920	$130,105,449	$—	$9,774,466	$151,709,835